DERIVATIVE LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 11 – DERIVATIVE LIABILITIES

The Company had issued certain convertible notes payable that contain conversion options with variable settlement features which make their conversion options a derivative liability. The conversion option derivatives were embedded in their respective note payables and for accounting purposes have been bifurcated from the host instruments. As of June 30, 2024 and December 31, 2023, the Company did not have any of these convertible notes payable outstanding. Please see Note 10 – Convertible Notes Payable for more information.

On February 12, 2021, the Company granted 25,000 warrants (the “Platinum Point Warrants”) that had a term of three-years and an exercise price of $11.60 to Platinum Point Capital, LLC. The warrants granted contain certain price protections that make the value of the warrants a derivative liability. On February 12, 2024, the Platinum Point Warrants expired and as a result, the related derivative liability decreased to $0.

The fair value of the Platinum Point Warrants derivative liability is estimated using a Black-Scholes valuation model with a stock price of $11.60. Changes to the inputs used in the model could produce a significantly higher or lower fair value. The following assumptions were used as of June 30, 2024 and December 31, 2023:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023

Expected term (years)	N/A		0.12
Expected volatility	N/A	%	1,288.16%
Expected dividend yield	N/A	%	0.00%
Risk-free interest rate	N/A	%	4.79%

The derivative liabilities as of June 30, 2024 and December 31, 2023 were as follows:

	June 30, 2024	December 31, 2023
Fair value of the Platinum Point Warrants (25,000 warrants)	-	17,500
	$-	$17,500

Activity related to the derivative liabilities for the six months ended June 30, 2024 were as follows:

Beginning balance as of December 31, 2023	$17,500
Change in fair value of warrant - derivative liability	(17,500)
Ending balance as of June 30, 2024	$-

NOTE 11 – DERIVATIVE LIABILITIES

The Company has issued certain convertible notes payable that contain conversion options with variable settlement features which make their conversion options a derivative liability. The conversion option derivatives were embedded in their respective note payables and for accounting purposes have been bifurcated from the host instruments. As of December 31, 2023, the Company did not have any of these convertible notes payable outstanding and the derivative liability from the related conversion options is $0. Please see Note 10 – Convertible Notes Payable for more information.

On February 12, 2021, the Company granted 25,000 warrants (the “Platinum Point Warrants”) that have a term of three-years and an exercise price of $11.60 to Platinum Point Capital, LLC. The warrants granted contain certain price protections, that make the value of the warrants a derivative liability.

The fair value of the Platinum Point Warrants derivative liability is estimated using a Black-Scholes valuation model with a stock price of $11.60. Changes to the inputs used in the model could produce a significantly higher or lower fair value. The following assumptions were used as of December 31, 2023 and December 31, 2022:

	For the Years Ended
	December 31,	December 31,
	2023	2022

Expected term (years)	0.12	-
Expected volatility	1,288.16%	-
Expected dividend yield	0.00%	-
Risk-free interest rate	4.79%	-

The derivative liabilities as of December 31, 2023 and December 31, 2022 were as follows:

	December 31, 2023	December 31, 2022

Fair value of the Platinum Point Warrants (25,000 warrants)	$17,500	$-
	$17,500	$-

Activity related to the derivative liabilities for the year ended December 31, 2023 is as follows:

Beginning balance as of December 31, 2022	$-
Warrants/conversion option – derivative liabilities recognized due to reverse acquisition	219,172
Extinguishment of conversion option derivative liabilities due to debt extinguishment	(160,002)
Change in fair value of warrants/conversion option - derivative liabilities	(41,670)
Ending balance as of December 31, 2023	$17,500